Share-based payments - Disclosure of share-based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 612	£ 497	£ 475
Cash settled	40	10	4
Total Share-based payments	652	507	479
Share Value Plan and Deferred Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	353	319	284
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 259	£ 178	£ 191